CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) $ in Thousands		12 Months Ended
	Jun. 22, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Income Statement [Abstract]
Related party revenue		$ 653,471	$ 445,866	$ 91,740
Reverse stock split	0.0054